Property, Plant and Equipment - Commodity Price Assumptions Applied in Impairment Testing (Details)	12 Months Ended
Dec. 31, 2020 $ / MMBTU $ / bbl
Brent $ per barrel
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2021 | $ / bbl	40
2022 | $ / bbl	50
2023 | $ / bbl	60
2024 | $ / bbl	63
Henry Hub $/MMBtu
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2021 | $ / MMBTU	2.50
2022 | $ / MMBTU	2.50
2023 | $ / MMBTU	2.75
2024 | $ / MMBTU	3.03